UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.0%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.6%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	12/1/16	1,000,000	1,086,290
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/19	5,000,000	5,743,050
Arizona--2.2%
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/18	3,150,000	3,577,077
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project)	5.00	7/1/17	3,000,000	3,319,530
Pima County,
Sewer System Revenue
Obligations	5.00	7/1/16	2,000,000	2,138,540
Arkansas--.3%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/20	1,070,000	1,204,852
California--2.8%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,649,027
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/19	1,500,000	1,749,150
California State Public Works
Board, LR (Various Capital
Projects)	4.00	10/1/16	2,000,000	2,122,320
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,410,447
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/17	1,430,000	1,567,452
Colorado--1.1%
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/18	1,180,000	1,339,678
Colorado Educational and Cultural
Facilities Authority, Revenue
(Johnson and Wales University
Project)	5.00	4/1/18	2,000,000	2,215,500
Jefferson County School District

Number R-1, GO	3.00	12/15/16	1,000,000	1,047,530
Connecticut--.7%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/18	2,750,000	3,039,052
District of Columbia--.3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,304,028
Florida--7.1%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000	1,599,690
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000	5,472,950
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,692,650
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	3,425,000	3,885,457
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/17	4,365,000	4,826,468
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	4.00	4/1/16	1,250,000	1,293,912
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/19	1,200,000	1,389,432
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	4,038,906
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,136,457
Georgia--3.9%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/16	4,950,000	5,359,860
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,312,600
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000	2,708,450
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	3,016,916
Illinois--8.3%

Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.00	1/1/18	1,105,000	1,217,180
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,350,000	4,708,614
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	5.00	6/15/17	5,570,000	6,145,715
Illinois,
Sales Tax Revenue (Build
Illinois Bonds) (Insured;
National Public Finance
Guarantee Corp.)	5.75	6/15/18	2,930,000	3,375,419
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/16	2,550,000	2,721,717
Illinois Finance Authority,
Revenue (The University of
Chicago)	5.00	10/1/20	1,200,000	1,415,832
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,256,434
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000	6,378,480
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	5,500,000	6,144,875
Indiana--1.9%
Indiana Finance Authority,
Environmental Facilities
Revenue (Indianapolis Power
and Light Company Project)	4.90	1/1/16	2,500,000	2,611,250
Indiana Finance Authority,
State Revolving Fund Program
Bonds	5.25	2/1/19	2,690,000	3,130,568
Rockport,
PCR (Indiana Michigan Power
Company Project)	1.75	6/1/18	2,000,000	2,009,040
Kansas--.3%
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000	1,396,288
Louisiana--1.4%
East Baton Rouge Sewerage
Commission, Revenue	5.00	2/1/20	1,000,000	1,169,060
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,737,305

Maryland--1.4%
Maryland,
GO (State and Local Facilities
Loan)	5.25	8/1/20	5,000,000	6,025,600
Massachusetts--2.4%
Massachusetts,
GO (Consolidated Loan)	5.00	12/1/16	5,000,000	5,430,600
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	674,479
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	3,700,000	3,950,527
Michigan--4.9%
Michigan,
State Trunk Line Revenue	5.00	11/15/17	3,830,000	4,286,996
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/20	1,000,000	1,144,300
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/17	3,000,000	3,255,450
Michigan Finance Authority,
State Aid Revenue (School
District of the City of
Detroit)	2.85	8/20/15	4,100,000	4,112,382
Michigan Finance Authority,
Student Loan Revenue	5.00	11/1/19	1,600,000	1,780,816
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/19	5,000,000	5,711,950
Minnesota--1.8%
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000	5,984,672
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,651,723
Missouri--1.2%
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Iatan 2
Project)	4.00	1/1/19	1,500,000	1,653,975
Springfield Public Utilities
Board, COP (Lease/Purchase
Agreement)	5.00	12/1/16	3,000,000	3,257,970

Nebraska--.9%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/19	3,150,000		3,622,342
Nevada--2.0%
Nevada,
Highway Revenue (Motor Vehicle
Fuel Tax)	4.00	12/1/17	5,000,000		5,468,150
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	6/1/18	2,500,000		2,817,950
New Jersey--1.1%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/17	2,000,000		2,177,940
New Jersey Turnpike Authority,
Turnpike Revenue	0.59	1/1/18	2,500,000	a	2,508,850
New Mexico--1.8%
Albuquerque Bernalillo County
Water Utility Authority,
Senior Lien Joint Water and
Sewer System Revenue	5.00	7/1/20	1,675,000		1,981,475
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.62	8/1/17	5,395,000	a	5,416,634
New York--18.8%
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000		5,418,000
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	1,000,000		1,083,600
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,500,000		1,677,390
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/18	1,000,000		1,143,760
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/19	4,330,000		5,031,157
New York City,
GO	5.00	8/1/18	6,500,000		7,392,255
New York City,
GO	5.00	8/1/19	5,750,000		6,668,907
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/17	2,000,000		2,161,900
New York City Transitional Finance
Authority, Future Tax Secured

Subordinate Revenue	5.00	11/1/16	4,045,000	4,390,079
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	11/1/16	955,000	1,035,421
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	5/1/17	5,000,000	5,515,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	5.00	11/1/17	6,050,000	6,773,217
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/18	1,750,000	1,986,617
New York State Dormitory
Authority, School Districts
Revenue (Bond Financing
Program)	5.00	10/1/16	2,825,000	3,038,965
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	5,000,000	5,482,050
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/19	2,500,000	2,880,950
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/19	3,535,000	4,073,663
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	3,000,000	3,447,330
Port Authority of New York and New
Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000	3,369,120
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/20	3,400,000	3,954,608
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000	1,638,720
North Carolina--2.5%
North Carolina Municipal Power
Agency, Catawba Electric
Revenue	4.00	1/1/18	4,480,000	4,875,539
Wake County,
GO (School Bonds)	5.00	2/1/17	5,100,000	5,570,883
Ohio--1.1%
Ohio,

Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,384,160
Pennsylvania--4.1%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	3,750,000	3,922,950
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,017,310
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/17	10,835,000	12,000,521
Tennessee--.4%
Tennessee State School Bond
Authority, Higher Educational
Facilities Second Program Bonds	5.00	11/1/19	1,350,000	1,584,009
Texas--12.0%
Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	2/15/19	1,295,000	1,495,155
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/17	7,400,000	8,245,450
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/18	1,000,000	1,139,700
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000	2,216,265
Dickinson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/20	3,260,000	3,823,850
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/19	1,500,000	1,734,105
Houston,
Combined Utility System Firdt
Lien Revenue	5.00	11/15/19	1,380,000	1,613,358
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,632,300
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000	3,290,056
Lake Travis Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	4.00	2/15/18	4,640,000	5,086,368
Love Field Airport Modernization
Corporation, Special

Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,500,290
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/20	2,000,000	2,316,640
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	1,000,000	1,073,830
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/20	6,000,000	7,026,360
San Antonio,
Water System Junior Lien
Revenue	5.00	5/15/19	1,000,000	1,158,300
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,489,200
Utah--2.4%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	4.00	7/1/17	7,000,000	7,565,110
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.00	7/1/19	2,000,000	2,313,420
Virginia--2.2%
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	3,195,000	3,443,220
Virginia Public School Authority,
School Technology and Security
Notes	5.00	4/15/18	5,000,000	5,649,400
Washington--4.3%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/18	5,000,000	5,683,450
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000	2,151,727
Tobacco Settlement Authority of
Washington, Tobbaco Settlement
Revenue	5.00	6/1/18	3,650,000	4,085,117
Washington,
GO (Various Purpose)	5.00	2/1/18	5,245,000	5,900,468
Wisconsin--.8%
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,471,960
Total Investments (cost $404,150,551)			98.0%	407,203,009
Cash and Receivables (Net)			2.0%	8,424,485
Net Assets			100.0%	415,627,494

a	Variable rate security--interest rate subject to periodic change.

At December 31, 2014, net unrealized appreciation on investments was $3,052,458 of which $3,279,092 related to appreciated investment securities and $226,634 related to depreciated investment securities. At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt
EDR	Economic Development Revenue	EIR	Environmental Improvement
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-
PILOT	Payment In Lieu Of Taxes	PUTTER	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	407,203,009	-	407,203,009

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)